Provisions - Schedule of Restructuring Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash:
Total	¥ 56,915	¥ 83,357	¥ 104,477
Non-Cash:
Depreciation and impairment	2,320	479	11,398
Total	59,234	83,836	115,875
Severance
Cash:
Total	10,605	15,230	28,031
Consulting fees
Cash:
Total	12,709	2,963	5,704
Other
Cash:
Total	¥ 33,601	¥ 65,163	¥ 70,742